SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
SCHEDULE OF COMPUTATION OF DILUTED EARNINGS PER ORDINARY SHARE

For six months ended June 30, 2022, the following potentially dilutive securities were excluded from the computation of diluted earnings per share because their effects would be anti-dilutive:

	June 30,	June 30,
	2022	2021
Warrants issued to L1 Capital (see note 8)	717,240	-
Convertible note issued to L1 Capital (see note 8) (i)	66,667	-
Total	783,907	-

(i)	Convertible note is assumed to be converted at the exercise price of $6.00 per share (subject to adjustment) as disclosed in note 8.